Loans Payable	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Loans Payable

7. Loans Payable

Loans payable consists of the following as of December 31:	2015	2014
Short-term loan – (a) below	$15,000	$-
Short-term loan – related party – (a) below	130,000	-
	145,000	-
Senior Secured Revolving Note – (b) below (Note 15)	844,040	-
Less: unamortized debt issuance costs	(233,269)	-
Net carrying value	610,771	-
	$755,771	$-

a)	In September, 2015 we received short-term loans totaling $145,000 of which $130,000 was received by a family trust of our Chief Executive Officer. These loans are unsecured and are due on demand. Interest of $8,663 has been accrued at December 31, 2015 and included in accounts payable and accrued expenses. At March 30, 2016 these loans have not been demanded.
b)	On November 6, 2015, we entered into a Credit Agreement with TCA Global Credit Master Fund, LP (the “Lender”). Under the terms of the Credit Agreement, the Lender has committed to lend a total of $3,500,000 (the “Credit Facility”) to us pursuant to a senior secured revolving note (the “Note”). The initial tranche of $650,000 was funded on November 6, 2015 and a second tranche of $250,000 was funded on December 22, 2015 for a total of $900,000 advanced against this Credit Facility. This loan matures on November 6, 2016 unless extended by the Lender. We must meet specific monthly collateral requirements to further draw upon the Credit Facility (See Note 15). The Credit Facility is secured by a senior secured interest in all of our assets. We are charged a 12% per annum rate of interest plus a 6% per annum administration fee on the daily loan balance outstanding. Repayment terms are 20% of gross receipts until we reach $130,000 of repayments after which we pay 10% of gross receipts. During the year we repaid $55,949 leaving a balance owing of $844,040 at December 31, 2015. Associated with the closing of the Credit Facility we incurred $281,230 of debt issuance costs which will be amortized to interest expense over the term of the loan to November 6, 2016. A total of $47,961 was charged to interest expense during the year ended December 31, 2015. The Lender has the right, in the Event of Default, to convert any outstanding amounts under the Note into restricted shares of the Company’s common stock based on 85% of the weighted value average price of the Company’s common shares over the prior 5 trading days prior to conversion. However, the Lender may not convert any portion of the Note to the extent that after giving effect to the shares which would be received on conversion, the Lender would beneficially own more than 4.99% of the Company’s common stock. In connection with the Credit Facility, we are obligated to pay a $150,000 facility fee which has been included in accounts payable and accrued liabilities. As security for this fee we issued 3,000,000 shares of restricted common stock to the Lender who has the right to sell enough shares to recover its fee. These shares are issued and outstanding as of December 31, 2015, however, the value will be recognized as the related liability is extinguished. Any excess shares not sold by the Lender will be returned to us for cancellation. We have the right to buy-back these shares by paying the $150,000 facility fee to the Lender on or before May 6, 2016.